Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Income, Net
Finance income	€ 1,429	€ 857	€ 811
thereof interest income from financial assets at amortized cost	348	376	100
thereof interest income from financial assets at fair value through profit or loss	91	99	88
thereof gains from financial assets at fair value through profit or loss	943	380	608
Finance costs	(1,031)	(1,313)	(2,200)
thereof interest expense from financial liabilities at amortized cost	(316)	(336)	(153)
thereof losses from financial assets at fair value through profit or loss	(316)	(525)	(1,802)
thereof interest expense from financial liabilities at fair value through profit or loss	(111)	(105)	(87)
Financial income, net	€ (398)	€ 456	€ 1,389